Financial Risk Management - Summary of Total Capital (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Risk Management [Abstract]
Preference shares	$ 0	$ 199,481
Total equity	387,191	(26,515)	$ (20,396)	$ 13,346
Total capital	$ 387,191	$ 172,966